Other long-term liabilities - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Green Equity Units issued (in shares) | shares	23,000,000
Green Equity Units, annual distributions (percent)	7.75%
Green Equity Units, share purchase contract, interest rate (percent)	6.57%
Contract adjustment payments, excluding interest	$ 222,378		$ 222,378
Contract adjustment payments, accretion period	3 years
Transfers from advances in aid of construction to contributions in aid of construction			1,299	$ 6,376
Undiscounted, unescalated cost of environmental cleanup activities			48,346	57,167
Environmental remediation obligation			42,457	55,224		$ 69,383
Accrual for environmental loss contingencies to be incurred over next four years			27,410
Regulatory assets			1,271,501	1,167,625
Note payable to related party			$ 25,808	25,808		30,493
Maverick Creek and Sugar Creek Wind Facilities
Debt Instrument [Line Items]
Total purchase price		$ 18,641
Equity Method Investee
Debt Instrument [Line Items]
Note payable to related party				$ 25,808		$ 30,493
Note payable to related party
Debt Instrument [Line Items]
Interest rate (percent)				4.00%		0.675%
Preferred shares, Series C
Debt Instrument [Line Items]
Redeemable preferred stock issued (in shares) | shares			100
Preferred stock redemption price per share (in CAD per share) | $ / shares					$ 53,400
Environmental costs
Debt Instrument [Line Items]
Environmental remediation, rate recovery period			7 years
Regulatory assets			$ 70,529	$ 81,802
Minimum
Debt Instrument [Line Items]
Other liability repayment period			5 years
Accrual for environmental cleanup, discount rate (percent)			3.40%
Maximum
Debt Instrument [Line Items]
Other liability repayment period			40 years
Accrual for environmental cleanup, discount rate (percent)			4.20%
U.S. Dollar Senior Unsecured Notes (Green Equity Units) | Senior Unsecured Notes
Debt Instrument [Line Items]
Proceeds from green equity units	$ 1,150,000
Weighted average coupon	1.18%		1.18%